RELATED PARTY TRANSACTIONS AND BALANCES - Transaction From Related Party (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from sales of products and providing services to related parties
Income of financing guarantees		¥ 6,364	¥ 14,688
Service expenses and silicon procurement provided by related parties
Processing fee of OEM service charged by Jiangsu Jinko-Tiansheng		¥ 5,310	¥ 27,485
Solar project management service provided by JinkoPower	7,133	8,753	9,443
Sweihan Pv
Revenue from sales of products and providing services to related parties
Revenue from related parties	¥ 0	¥ 0	¥ 51,202
Income of financing guarantees	2,979	660	3,721
JinkoPower
Revenue from sales of products and providing services to related parties
Revenue from related parties	325,175	27,099	5,072
Revenue from rental services	5,041	4,004	2,177
Service expenses and silicon procurement provided by related parties
Rental expenses from related parties		16
Jiangxi Desun
Service expenses and silicon procurement provided by related parties
Rental expenses from related parties			¥ 1,100	¥ 1,000
Xinte Silicon
Service expenses and silicon procurement provided by related parties
Silicon procurement	¥ 824,785	¥ 0